OPERATING LEASES (Details Narrative)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)
Finite-Lived Intangible Assets [Line Items]
Variable Lease, Payment	$ 0
Short-term lease	1,100
[custom:UnpaindRentLiabilities]	$ 78,000
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Lessee, Operating Lease, Remaining Lease Term	1 year
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Lessee, Operating Lease, Remaining Lease Term	3 years
Office Space [Member]
Finite-Lived Intangible Assets [Line Items]
Payments for Rent	$ 21,972	$ 170,775
Lessee, Operating Lease, Remaining Lease Term	3 years
Lease Expiration Date	Apr. 18, 2024	Apr. 18, 2024
Operating Lease, Initial Direct Cost Expense, over Term	$ 0
Incurred rent expenses	335,000
Server Rooms [Member]
Finite-Lived Intangible Assets [Line Items]
Payments for Rent	$ 7,462	$ 58,000
Lessee, Operating Lease, Remaining Lease Term	3 years
Lease Expiration Date	May 16, 2024	May 16, 2024
Operating Lease, Initial Direct Cost Expense, over Term	$ 7,462	$ 58,000
Dormitory Lease [Member]
Finite-Lived Intangible Assets [Line Items]
Payments for Rent	$ 4,374	$ 34,000
Lessee, Operating Lease, Remaining Lease Term	2 years
Lease Expiration Date	Apr. 19, 2023	Apr. 19, 2023
Operating Lease, Initial Direct Cost Expense, over Term	$ 2,187	$ 17,000